Commitments and Contingent Liabilities (Future Minimum Rental Commitments for Noncancelable Leases) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Operating leases:
Fiscal year ending March 31, 2018	¥ 94,113
Fiscal year ending March 31, 2019	74,835
Fiscal year ending March 31, 2020	64,418
Fiscal year ending March 31, 2021	60,037
Fiscal year ending March 31, 2022	54,928
Fiscal year ending March 31, 2023 and thereafter	335,745
Total minimum lease payments	684,076
Capital leases:
Fiscal year ending March 31, 2018	5,012
Fiscal year ending March 31, 2019	3,919
Fiscal year ending March 31, 2020	2,777
Fiscal year ending March 31, 2021	2,348
Fiscal year ending March 31, 2022	1,473
Fiscal year ending March 31, 2023 and thereafter	3,894
Total minimum lease payments	19,423
Amount representing interest	(2,750)
Present value of minimum lease payments	¥ 16,673